Variable Interest Entities - Assets and Liabilities of Ads Mexicana (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Current assets	$ 514,917	$ 428,499	$ 387,421
Property, plant and equipment, net	288,170	292,082	294,901
Other noncurrent assets	68,591	64,533	60,441
Total assets	1,018,224	937,595	907,739	905,028
Liabilities
Current liabilities	190,546	164,592	167,145
Total liabilities	655,642	691,980	585,115
ADS Mexicana [Member]
ASSETS
Current assets	36,435	35,272	33,252
Property, plant and equipment, net	20,542	21,633	23,655
Other noncurrent assets	2,333	2,698	3,144
Total assets	59,310	59,603	60,051
Liabilities
Current liabilities	8,514	9,090	9,777
Noncurrent liabilities	3,267	1,240	2,283
Total liabilities	$ 11,781	$ 10,330	$ 12,060